Going Concern (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net Loss	$ (11,362,364)	$ (9,730,454)
Net Cash Used In Operating Activities	(7,078,894)	(3,167,357)
Total Stockholders' Equity	9,053,807	6,406,731	$ (4,162,212)
Deficit accumulated during the development stage	$ (29,109,288)	$ (17,746,924)